Payments, Details - 12 months ended Jun. 30, 2024 - ZAR (R) R in Millions	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
DRDGOLD Limited [Member] | #: 1
	R 20.6	Taxes	SOUTH AFRICA	South African Revenue Service [Member]		Holding Company [Member]	Open Pit
Ergo Mining Proprietary Limited [Member] | #: 3
	0.3	Fees	SOUTH AFRICA	Department Of Water And Sanitation [Member]	Ergo [Member]	Gold [Member]	Open Pit
Ergo Mining Proprietary Limited [Member] | #: 4
	0.6	Fees	SOUTH AFRICA	Mine Health And Safety Council [Member]	Ergo [Member]	Gold [Member]	Open Pit
Ergo Mining Proprietary Limited [Member] | #: 5
	1.3	Fees	SOUTH AFRICA	National Nuclear Regulator [Member]	Ergo [Member]	Gold [Member]	Open Pit
Ergo Mining Proprietary Limited [Member] | #: 6
	0.9	Fees	SOUTH AFRICA	South African Nuclear Energy Corporation [Member]	Ergo [Member]	Gold [Member]	Open Pit
Far West Gold Recoveries Proprietary Limited [Member] | #: 7
	99.3	Taxes	SOUTH AFRICA	South African Revenue Service [Member]	FWGR [Member]	Gold [Member]	Open Pit
Far West Gold Recoveries Proprietary Limited [Member] | #: 8
	0.6	Fees	SOUTH AFRICA	National Nuclear Regulator [Member]	FWGR [Member]	Gold [Member]	Open Pit
Far West Gold Recoveries Proprietary Limited [Member] | #: 9
	0.3	Fees	SOUTH AFRICA	South African Nuclear Energy Corporation [Member]	FWGR [Member]	Gold [Member]	Open Pit
Ergo Mining Operations Proprietary Limited [Member] | #: 10
	R 2.7	Taxes	SOUTH AFRICA	South African Revenue Service [Member]	EMO [Member]	Investment Company [Member]	Open Pit